Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 884,557.13
Total Fee Amount	122.16
Total Offset Amount	0.00
Net Fee	$ 122.16
Offering Table N/A
Offset Table N/A	N/A